CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-21090

Beaumont Fund, LLC
(Exact name of registrant as specified in charter)

500 Newport Center Dr, Ste 600, Newport Beach, CA 92660
 (Address of principal executive offices) (Zip code)

Mr. Robert R. Ouellette
Schottenstein, Zox, & Dunn Co., LPA
250 West Street
Columbus, Ohio 43215
 (Name and address of agent for service)

Registrants telephone number, including area code:
       (866) 377-7677

Date of fiscal year end:  December 31
Date of reporting period: June 30, 2005

ITEM 1.     REPORT TO STOCKHOLDERS.

      A copy of the Registrants semi-annual report transmitted to stockholders pursuant to Rule 30e-1 of the Investment Company Act of 1940 is filed herewith.


BEAUMONT FUND, LLC

FINANCIAL STATEMENTS

June 30, 2005

(Unaudited)


BEAUMONT FUND, LLC



______________________

TABLE OF CONTENTS
______________________


	PAGES


Financial Statements

	Statement of Assets and Liabilities	1

	Schedule of Investments in Securities	2-5

	Statement of Operations	6

	Statements of Changes in Members Capital (Net Assets)	7

	Notes to Financial Statements	8-12


BEAUMONT FUND, LLC
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005
______________


ASSETS
Investment securities at fair value (cost  $8,219,721)		$10,792,958
	Cash and cash equivalents		3,227,855
	Dividends receivable		   22,845

				Total assets		  14,043,658

LIABILITIES
Securities sold short at fair value (proceeds  $2,151,960)	      	3,125,171
Member subscriptions received in advance		8
Dividends payable                 		93
Expenses payable		           9,524

Total liabilities		    3,134,796

NET ASSETS		$10,908,862

MEMBERS CAPITAL (Net Assets)
	Represented by:
		Capital subscriptions, net		$  9,235,402
		Accumulated net unrealized appreciation		    1,673,460

Total members capital (net assets)		$10,908,862




See accompanying notes.

BEAUMONT FUND, LLC
SCHEDULE OF INVESTMENTS IN SECURITIES
June 30, 2005
______________




Investment securities
					% of
Common Stocks	Shares	Fair Value	Net
                                       Assets
Financial
	Diversified Financial
		Citigroup	8,489	$     392,446
		JP Morgan Chase	9,913	350,127
		AXA SA-Sponsored ADR	12,542	       312,421
				    1,054,994	9.7 %

	Insurance
		St Paul Travelers	13,303	525,868
		American Intl Group	7,113	       413,265
			       939,133	8.6 %

	Banking
		Fremont General	14,775	359,476
		Washington Mutual 	7,646	       311,116
				       670,592	6.1 %

	Real Estate
		iSTAR Financial	12,597	       523,909	    4.8 %
Total  Financial		    3,188,628	  29.2 %

Consumer Staples
	Tobacco
		Altria Group	11,187	723,351
		Carolina Group	15,897	       529,688
						    1,253,039	11.5 %

	Media
		Viacom-Class B	8,900	284,978
		Liberty Media *	20,300	206,857
		Liberty Media Intl *	1,015	         47,309
				       539,144	4.9 %

	Conglomerate
		Loews Corp	8,197	       635,268	5.8 %

	Retail Distribution, hardline
		Handleman	16,205	       267,545	    2.5 %
Total Consumer Staples		    2,694,996	  24.7 %


* Security did not pay a dividend during the previous twelve months.




See accompanying notes.

BEAUMONT FUND, LLC
SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
June 30, 2005
______________




Investment securities (CONTINUED)
                   					% of
Common Stocks (Continued)	Shares	Fair Value	Net
                                                      Assets
Healthcare
	Pharmaceuticals
		Pfizer	14,200	$     391,636
		Merck	9,483	       292,076
						       683,712	6.3 %

	Managed Care
		Wellpoint Health Networks *	7,524	       523,971	4.8 %

	Biotechnology
		Amgen *	6,400	       386,944	    3.5 %
Total  Healthcare		    1,594,627	  14.6 %

Technology
	Wireless Communications
		Nokia Corp  Sponsored ADR	26,720	       444,621	4.1 %

	Consumer Electronics
		Nam Tai Electronics	23,000	       523,020	4.8 %

	Software
		Microsoft Corp	8,570	       212,879	    1.9 %
Total  Technology		    1,180,520	  10.8%

Consumer, Cyclical
	Building Materials
		Masco Corp	11,800	       374,768	3.4 %

	Retail, hardline
		Carmax *	14,729	       392,528	    3.6 %
Total  Consumer, Cyclical		       767,296	    7.0 %

Transportation
	Railroads
		Genesee & Wyoming *	16,483	       448,502	4.1 %

	Air Freight
		Federal Express	4,033	       326,713	    3.0 %
Total  Transportation		       775,215	    7.1 %

Utilities
	Energy
		BP PLC Sponsored ADR	5,785	       360,869	3.4%

	Electric
		American Electric Power	6,260	      230,807	    2.1 %
Total  Utilities		       591,676	    5.5 %

Total investment securities (cost  $8,219,721)
	$10,792,958	  98.9 %


* Security did not pay a dividend during the previous twelve months.





See accompanying notes.

BEAUMONT FUND, LLC
SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
June 30, 2005
______________




SECURITIES SOLD SHORT
 					% of
Common Stocks	Shares	Fair Value	Net
                                       Assets
Technology
	Retail, on-line
		Amazon.com *	6,375	$     210,949	1.9 %

	Wireless Communications
		Research in Motion *	2,375	       175,251	1.6 %

	Internet, Search
		Google *	960	       282,384	2.6 %

	Healthcare IT
		Neoforma.com *	20,150	       136,013	1.2 %

	Leisure Goods & Services
		Electronic Arts *	2,250	       127,373	1.2 %

	Semiconductors
		Maxim Integrated Products	2,200	         84,084	    .8%
Total  Technology		   1,106,054	    9.3 %

Consumer, Cyclical
	Educational Services
		Strayer Education	2,485	214,356
		Apollo Group *	3,100	       242,482
			       456,838	4.2 %

	Retail, softline
		Hot Topic *	13,000	248,690
		Bed, Bath & Beyond *	2,600	108,628
		Wal-Mart Stores	1,110	         53,502
				       410,820	3.8 %

	Building Materials
		Sherwin Williams	830	         39,085	    0.3 %

Total  Consumer Cyclical		       906,743	    8.3 %

Consumer Staples
	Restaurants
		P.F. Changs China Bistro *	5,505	     324,685
		Panera Bread *	6,750	     419,074
Total  Consumer Staples		     743,759	    6.8 %


* Security did not pay a dividend during the previous twelve months.






See accompanying notes.

BEAUMONT FUND, LLC
SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
June 30, 2005
______________




SECURITIES SOLD SHORT (CONTINUED)
	                 				% of
Common Stocks (Continued)	Shares	Fair Value	Net
                                                        Assets
Transportation
	Air Freight
		UPS	3,175	$    219,583	2.0 %

	Airlines
		JetBlue Airways *	6,055	       123,764	    1.1 %

Total  Transportation		       343,347	    3.1 %

Communications
	Fixed-Line Communications
		SBC Communications	3,900	       92,625	    .9 %
Total  Communications		       92,625	    .9 %

Index
	Depositary Receipts
		S&P Depositary Receipts (SPDR)	190	         22,643	    0.2 %
Total  Index		         22,643	    0.2 %

Total securities sold short (proceeds  $2,151,960)
	$  3,125,171	  28.6 %


* Security did not pay a dividend during the previous twelve months.






See accompanying notes.

BEAUMONT FUND, LLC
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2005
______________




INVESTMENT INCOME
	Interest (net of $1,011 in interest expense)		$      24,103
	Dividends (net of $6,527 in dividends paid on securities
		sold short and foreign withholding taxes of $4,190)	134,989

				Total investment income		      159,092

EXPENSES
	Adviser management fee		77,828
	Operating expenses		        18,975

				Total expenses		        96,803


				Net investment income		        62,289

REALIZED AND UNREALIZED GAIN (LOSS)
	FROM INVESTMENTS
		Net realized gain on investments		 11,145
		Net change in unrealized depreciation		     (111,602)

		Net realized and unrealized gain (loss) from investments   (100,457)

		Net decrease in net assets from operations		(38,168)

Less:  Incentive allocation to Adviser	                                     -

		Net decrease in net assets from operations
					available for distribution to members	$    (38,168)





See accompanying notes.

BEAUMONT FUND, LLC
STATEMENTS OF CHANGES IN MEMBERS CAPITAL (NET ASSETS)
For the Six Months Ended June 30, 2005 and
Year Ended December 31, 2004
______________




               Six Months Ended	Year Ended
                  June 30,	December 31,
	2005	2004

Increase (decrease) in net assets from operations
	Net investment income	$       62,289	$      78,676
	Net realized gain (loss)	  11,145 	(523,132)
	Net change in unrealized appreciation (depreciation)
		on investments	   (111,602)	   900,297

Net increase (decrease) in net assets from operations	(38,168)	  455,841

Proceeds from member subscriptions	630,290	3,085,400
Repurchases of member interests
	(including transfers to affiliated funds)	   (235,882)	  (1,250,915)

		Total increase in net assets	356,240	2,290,326

Net assets
	Beginning of period	   10,552,622	   8,262,296

	End of period	$10,908,862	$10,552,622






See accompanying notes.

BEAUMONT FUND, LLC
NOTES TO FINANCIAL STATEMENTS
June 30, 2005



Note 1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
POLICIES

	A.	General Description of the Company

		Beaumont Fund, LLC (the Company) is a Delaware limited liability company. The Company is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The Companys investment objective is to provide investors with a net compounded annual return in excess of the S&P 500 with below-average risk. The
Company utilizes a value approach to its equity selection process and employs a hedging strategy through short sales of 15-25 individual securities and market indices against 20-35 long positions. Equities are selected independent of market capitalization and sector. The Company initially targets holding most of its investments for three or more years, does not use leverage or non-traditional securities, and is managed for tax efficiency. Prospero Capital Management LLC (the
Adviser) serves as the Companys investment adviser.

	B.	Method of Reporting

		The Companys financial statements are presented in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

	C.	Cash and Cash Equivalents

		Cash and cash equivalents includes cash and an investment in an independently managed money market fund.

	D.	Investment Securities

		Securities listed or quoted on a national securities exchange or market are valued at the last reported sales price as of the close of business on the valuation date.

		Security transactions are recorded on the trade date. Realized gains and losses from security transactions are determined using the identified cost method. Any change in net unrealized appreciation or depreciation from the preceding period is reported in the statement of operations. Brokerage commissions and other trading fees are reflected as an adjustment to cost or proceeds at the time of the transaction.
Dividends are recorded on the ex-dividend date. Interest is recorded on the accrual basis.

BEAUMONT FUND, LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2005



Note 1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
POLICIES
	(CONTINUED)

	E.	Short Sales

		The Company sells securities it does not own ('short sales') in anticipation of a decline in the fair value of that security. Short sales obligate the Company to replace the security borrowed by purchasing the security at current market value sometime in the future. A gain, limited to the price at which the Company sold the security short, or a loss, potentially unlimited in size, will be recognized upon the termination of a short sale. Risks arise from short sales due to the possible illiquidity of the securities markets and from potential adverse movements in security values. Theoretically, short sales expose the Company to potentially unlimited liability as the Companys ultimate obligation to purchase a security sold short may exceed the amount recorded in the statement of assets and liabilities.
Until the Company replaces the borrowed security, the Company will maintain a segregated account with cash and/or liquid securities sufficient to cover its short position on a daily basis.

	F.	Income Taxes

		The Company prepares calendar year U.S. and applicable state information tax returns and reports to members their allocable shares of the Companys income, expenses and trading gains or losses. Each member is individually required to report on its own tax return its distributive share of the Companys taxable income or loss. Therefore, no provision for income taxes has been made in the financial statements of the Company.

	G.	Capital Accounts

		The Company accounts for subscriptions, allocations and repurchases on a per member capital account basis. Net profits or net losses of the Company for each fiscal period, excluding the Adviser management fee charged quarterly in advance and prior to the calculation of the Adviser incentive allocation, will be allocated among and credited to or debited against the capital accounts of all members (but not the Special Advisory Account, as defined). This allocation is effective as of the last day of each fiscal period and is in accordance with the members respective investment percentages.
Each member is then assessed its applicable Adviser incentive allocation.

Note 2.	ADVISER

	The Adviser of the Company is Prospero Capital Management
LLC, which conducts and manages the business of the Company, subject to the supervision of the Companys Board of Directors.

	The Investment Advisory Agreement provides for a quarterly management fee to the Adviser equal to 0.375% (1.5% annually) of the value of the net assets of the Company determined on the first day of each calendar quarter. The
Adviser agreed to charge a lower management fee rate to certain members, who were among the Advisers original investors.

BEAUMONT FUND, LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2005


Note 2.	ADVISER (CONTINUED)

	In accordance with the terms of the Limited Liability Company Agreement, the Adviser is entitled to receive from the capital account of each member, generally at the end of each quarter, an incentive allocation of 20% of the net profits that otherwise would be credited to the members capital account. The incentive allocation will be made only with respect to net profits that exceed any net losses previously debited to the account of a member, which have not been offset by any net profits subsequently credited to the account of such member (sometimes known as a 'high water mark' calculation). The Adviser agreed to charge a lower incentive allocation rate to certain members, who were among the Advisers original investors. The Adviser earned an incentive allocation of $0 and $76,422 for the six months ended June 30, 2005 and the year ended December 31, 2004, respectively.

	The Adviser agreed to bear all operating expenses which would cause the Companys ratio of operating expenses to average net assets to exceed an annualized ratio of 0.35%.

Note 3.	SUBSCRIPTIONS, DISTRIBUTIONS AND REPURCHASES

	Investments in the Company are made by subscription agreement, subject to acceptance by the Adviser.

	The Company is not required to make distributions, but may do so at the sole discretion of the Board of Directors.

	No member has the right to require the Company to redeem its member interest. Consequently, members are not able to liquidate their investment other than as a result of repurchases of member interests by the Company. The
Company from time to time may offer to repurchase member interests pursuant to written tenders by members (other than the Adviser in its capacity as the Special Advisory Member). These repurchases will be made at such times and on such terms as may be determined by the Board of Directors, in its complete and exclusive discretion. In determining whether the Company should repurchase member interests, or portions thereof, from members pursuant to written tenders, the Board of Directors will consider the recommendation of the Adviser as well as other factors.
The Adviser expects that it will recommend that the Company offer to repurchase member interests at the end of each calendar quarter.

Note 4.	INVESTMENT TRANSACTIONS

	Purchases and sales of investment securities were $146,244 and $104,991, respectively. At June 30, 2005, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. At June 30, 2005, accumulated net unrealized appreciation on investments was $1,600,025, consisting of $2,990,292 gross unrealized appreciation and $1,390,267 gross unrealized depreciation.



Note 5.	GUARANTEES

	In the normal course of business, the Company enters into contracts and agreements that contain a variety of representations and warranties and which provide general indemnifications. The Companys maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. The Company expects the risk of any future obligation under these indemnifications to be remote.

BEAUMONT FUND, LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2005



Note 6.	FINANCIAL HIGHLIGHTS

	The following information presents the financial highlights of the Company for the period ended June 30, 2005, years ended December 31, 2004 and 2003 and the period July 1, 2002 (commencement of operations) to December 31, 2002. This information has been derived from information presented in the financial statements.

	Period Ended	Year Ended
	June 30,	December 31,
         2005		2004

Total return before incentive allocation to Adviser	(.36) % (4)
	4.69%
Incentive allocation to Adviser	      (.00)%	      (.82)%
Total return after incentive allocation to Adviser	      (.36) %
3.87 %

Ratios to average net assets: (2)
Expenses prior to incentive allocation to Adviser	1.80 % (5)
	1.79 %
Incentive allocation to Adviser	       .00%	       .75%
Total expenses and incentive allocation to Adviser	       1.80 %
2.54 %

Interest and dividend income net of expenses (3)	       1.16 % (5)
0.75%

Supplemental data:
Net assets  June 30, 2005 and December 31, 2004, 	$10,908,862	$10,522,622
Portfolio turnover rate	         .8 %(4)	       17.9%

BEAUMONT FUND, LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2005



Note 6.	FINANCIAL HIGHLIGHTS (CONTINUED)


	Year Ended	Period Ended
	December 31,	December 31,
	2003	2002

Total return before incentive allocation to Adviser	18.72 % (1)
	(10.21)% (1), (4)
Incentive allocation to Adviser	       (1.96)%	       0.00 %
Total return after incentive allocation to Adviser	     16.76 % (1)
(10.21)% (1)

Ratios to average net assets: (2)
Expenses prior to incentive allocation to Adviser	1.74 % (1)	1.84
% (1), (5)
Incentive allocation to Adviser	       1.80 %	       0.00 %
Total expenses and incentive allocation to Adviser	       3.54 % (1)
1.84 % (1)

Interest and dividend income net of expenses (3)	       0.77 % (1)
0.97 % (1),(5)
Supplemental data:
Net assets  December 31, 2003 and 2002	$8,262,296	$4,863,554
Portfolio turnover rate	       32.6 %	      56.8 % (4)

Total returns and the ratios to average net assets are calculated for members capital taken as a whole (excluding the Advisers Special Advisory Account). An individual members total returns and ratios may vary from the above returns and ratios based on different management fee or incentive allocation arrangements and the timing of subscriptions and repurchases.

	______________________
	(1)	Total returns and the ratios to average net assets
include $5,000 of organization and offering costs that
were reimbursed to the Adviser during the year ended
December 31, 2003 and during the period ended December
31, 2002, respectively.  The reimbursement of
organization and offering costs resulted in a decrease
in total returns of 0.10% and 0.15% and an increase of
0.07% and 0.27% in the expense ratio for the year ended
December 31, 2003 and for the period ended December 31,
2002, respectively.
	(2)	The Adviser agreed to bear all operating expenses which
would cause the Companys ratio of operating expenses to
average net assets to exceed an annualized ratio of
0.35%.
	(3)	Excludes incentive allocation to Adviser.
	(4)	Not annualized.
	(5)	Annualized.



ITEM 2. CODE OF ETHICS.
  Not Applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
 Not Applicable.

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS.
 Not applicable.

ITEM 6:  SCHEDULE OF INVESTMENTS.
 Not applicable.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES
 Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
COMPANIES.
	Not applicable. Effective for closed-end management companies for fiscal years ending on or after December 31, 2005.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END
MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
	Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
	No material changes have been made to Registrants procedures by which security holders may recommend nominees to the Registrants board of directors.

ITEM 11.    CONTROLS AND PROCEDURES.

           (a)	The Registrants principal executive officer
and principal financial officer have evaluated the Registrants disclosure controls and procedures (as defined in Rule 30a-3(c)under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrants disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR, was recorded, processed, summarized, and reported timely.

           (b) 	There have been no changes in the Registrants
internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrants second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrants internal control over financial reporting.

ITEM 12.   EXHIBITS.

             (a)(1)   Not Applicable.

             (a)(2)   Certification of principal executive
officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

             (b) Certificate of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Beaumont Fund, LLC

By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       President and Chairman of the Board
       Beaumont Fund, LLC

Date:  August 29, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       President and Chairman of the Board
       Beaumont Fund, LLC

Date:  August 29, 2005

By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       Principal Financial Officer
       Beaumont Fund, LLC

Date:  August 29, 2005